Provisions for non-income tax risks (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Non-Income Tax Risk Provision
Provisions for non-income tax risks
Provision for non-income tax risks	$ 1,233	$ 1,354